Marketable Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Marketable Equity Securities (Textual)
Ordinary shares investment holding	446,827
Fair value of the company's investment	$ 323	$ 34
Percentage of issued and outstanding share	1.59%
Change in fair value of securities	$ 25
Can Fite [Member]
Marketable Equity Securities (Textual)
Fair value of the company's investment	$ 298